SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplemental Cash Flow Information [Abstract]
Proceeds from sale of equipment included in accounts receivable	$ 39,114	$ 0	$ 0
Interest paid	1,118	3,169	10,193
Income taxes paid	$ 235,502	$ 191,731	$ 57,611